FINANCIAL INSTRUMENTS - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (5)	$ (62)
Net changes in fair value of derivatives	(6)	66
Net losses reclassified from accumulated other comprehensive income into income	(14)	3
Accumulated derivative net losses, end of period	(25)	7
Income Tax
Accumulated derivative net losses, beginning of period	(1)	8
Net changes in fair value of derivatives	(1)	(2)
Reclassification from AOCI, Current Period, Tax	1	(2)
Accumulated derivative net losses, end of period	(1)	4
After-Tax Amount
Accumulated derivative net losses, beginning of period	(6)	(54)
Net changes in fair value of derivatives	(7)	64
Net losses reclassified from accumulated other comprehensive income into income	(13)	1
Accumulated derivative net losses, end of period	$ (26)	$ 11